Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 159	¥ 712	¥ 1,862
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	0	0	538
Property, Plant and Equipment, Other Types | Hotel
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 109	¥ 825	¥ 2,138

[1]	For the “Others”, the number of properties are omitted. Write-downs of long-lived assets for fiscal 2018, 2019 and 2020 include write-downs of ¥2,138 million, ¥825 million and ¥109 million of hotels, respectively.